Material Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employment benefits (excluding discretionary bonus)	$ 94,374	$ 134,885
Discretionary bonus		3,004
Share based payments	$ 1,529,138	$ 1,773,600